Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 27, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consisted of the following ($ in millions):

	As of September 27, 2013	As of September 28, 2012
Land	$35	35
Buildings	377	348
Subscriber systems	2,414	2,588
Machinery and equipment	1,205	1,131
Construction in progress	67	100
Accumulated depreciation	(2,813)	(2,878)
Property, Plant and Equipment, net	$1,285	1,324